Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2020	Jan. 31, 2020	Jul. 31, 2019	Jan. 31, 2019	Jul. 31, 2018	Jan. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jul. 31, 2016	Jan. 31, 2016	Jul. 31, 2015	Jan. 31, 2015	Jul. 31, 2014
C000047996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Mid Cap Core AlphaDEX® Fund
Account Value		$ 25,559	$ 25,559	$ 25,559	$ 22,280	$ 21,981	$ 20,920	$ 19,852	$ 20,632	$ 21,059	$ 17,980	$ 13,621	$ 14,720	$ 14,469	$ 13,441	$ 14,295	$ 13,875	$ 12,188	$ 11,632	$ 10,635	$ 9,083	$ 10,554	$ 10,172	$ 10,000
Average Annual Return, Percent		16.28%	12.05%	9.84%
C000099059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Mid Cap Growth AlphaDEX® Fund
Account Value		$ 28,471	$ 28,471	$ 28,471	24,685	24,755	22,633	22,630	24,235	27,199	25,063	18,886	17,771	17,127	15,042	16,095	15,224	12,869	11,813	11,395	9,942	11,392	10,594	10,000
Average Annual Return, Percent		15.01%	10.70%	11.03%
C000099062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Small Cap Value AlphaDEX® Fund
Account Value		$ 21,465	$ 21,465	$ 21,465	18,951	18,245	18,205	17,274	18,050	17,637	14,879	10,675	12,045	11,839	11,934	13,109	12,481	11,413	11,337	9,889	8,217	9,811	10,041	10,000
Average Annual Return, Percent		17.68%	12.64%	7.94%
C000047997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Small Cap Core AlphaDEX® Fund
Account Value		$ 23,915	$ 23,915	$ 23,915	20,786	20,892	20,363	19,680	20,909	21,048	18,592	12,798	14,043	13,995	13,642	14,971	13,888	12,506	11,955	10,778	9,022	10,546	10,235	10,000
Average Annual Return, Percent		14.47%	11.31%	9.11%
C000048000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi Cap Value AlphaDEX® Fund
Account Value		$ 22,080	$ 22,080	$ 22,080	19,629	19,241	19,198	17,621	18,283	17,411	14,469	11,280	13,133	12,853	12,527	13,336	13,375	12,092	11,575	10,122	8,570	9,926	9,999	10,000
Average Annual Return, Percent		14.76%	11.43%	8.24%
C000048901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Industrials/Producer Durables AlphaDEX® Fund
Account Value		$ 27,185	$ 27,185	$ 27,185	23,894	22,791	20,815	19,609	21,017	21,587	17,833	14,090	15,673	15,038	13,523	14,505	14,694	12,337	11,742	10,046	8,408	10,130	10,034	10,000
Average Annual Return, Percent		19.26%	12.57%	10.52%
C000048904 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Utilities AlphaDEX® Fund
Account Value		$ 20,556	$ 20,556	$ 20,556	17,591	18,658	19,051	19,237	17,895	16,922	15,151	14,740	15,515	14,844	14,127	13,288	12,699	13,435	13,068	12,972	10,686	10,576	11,285	10,000
Average Annual Return, Percent		10.15%	6.72%	7.47%
C000099061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Small Cap Growth AlphaDEX® Fund
Account Value		$ 26,137	$ 26,137	$ 26,137	22,175	23,349	22,015	21,949	24,072	25,765	24,161	16,079	16,694	16,888	15,880	17,576	15,729	13,965	12,728	11,924	10,139	11,518	10,461	10,000
Average Annual Return, Percent		11.92%	9.13%	10.08%
C000047999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Large Cap Growth AlphaDEX® Fund
Account Value		$ 30,424	$ 30,424	$ 30,424	27,532	25,588	23,325	23,537	25,618	27,318	23,396	19,896	17,901	17,136	15,003	15,993	15,683	13,307	12,060	12,198	10,749	11,732	10,737	10,000
Average Annual Return, Percent		18.89%	12.16%	11.77%
C000048896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Consumer Discretionary AlphaDEX® Fund
Account Value		$ 20,529	$ 20,529	$ 20,529	19,401	19,281	18,416	16,490	19,040	20,214	17,288	13,042	14,224	14,085	13,192	13,658	14,103	11,962	11,386	11,383	10,132	11,654	10,779	10,000
Average Annual Return, Percent		6.47%	7.83%	7.46%
C000048899 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Financials AlphaDEX® Fund
Account Value		$ 29,052	$ 29,052	$ 29,052	24,849	23,209	25,062	22,485	24,829	23,066	18,437	13,412	16,792	16,266	14,933	15,787	15,754	14,214	13,077	11,464	10,089	11,438	10,427	10,000
Average Annual Return, Percent		25.17%	12.30%	11.25%
C000047995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Large Cap Core AlphaDEX® Fund
Account Value		$ 26,417	$ 26,417	$ 26,417	23,785	22,794	22,017	20,941	22,142	21,980	18,620	15,617	15,927	15,316	14,006	14,800	14,897	13,014	11,947	11,154	9,640	10,767	10,392	10,000
Average Annual Return, Percent		15.89%	11.52%	10.20%
C000047998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Large Cap Value AlphaDEX® Fund
Account Value		$ 22,238	$ 22,238	$ 22,238	19,952	19,718	19,888	18,108	18,915	17,709	14,877	12,260	14,109	13,599	12,989	13,688	14,125	12,659	11,750	10,264	8,781	9,971	10,085	10,000
Average Annual Return, Percent		12.79%	10.34%	8.32%
C000048897 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Consumer Staples AlphaDEX® Fund
Account Value		$ 20,674	$ 20,674	$ 20,674	19,233	19,747	19,331	19,199	18,523	16,702	15,434	14,290	13,867	13,174	12,842	13,067	14,093	12,997	12,583	13,442	11,789	12,310	11,312	10,000
Average Annual Return, Percent		4.69%	9.43%	7.53%
C000048900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Health Care AlphaDEX® Fund
Account Value		$ 20,680	$ 20,680	$ 20,680	19,370	20,087	21,192	20,438	20,815	22,972	20,428	17,935	15,565	14,611	14,061	14,456	13,955	12,596	11,205	11,585	10,092	13,105	11,517	10,000
Average Annual Return, Percent		2.95%	7.20%	7.54%
C000048903 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Technology AlphaDEX® Fund
Account Value		$ 44,305	$ 44,305	$ 44,305	42,734	39,230	33,157	34,007	38,232	40,803	36,163	29,072	23,836	22,480	19,103	18,247	17,910	14,534	12,650	11,118	9,613	11,072	10,559	10,000
Average Annual Return, Percent		12.93%	14.53%	16.05%
C000048902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Materials AlphaDEX® Fund
Account Value		$ 24,016	$ 24,016	$ 24,016	23,461	23,966	24,536	21,319	20,116	19,671	16,062	11,993	12,240	12,595	12,132	14,006	14,588	12,373	12,005	10,852	8,187	9,563	9,283	10,000
Average Annual Return, Percent		0.21%	13.78%	9.16%
C000048001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi Cap Growth AlphaDEX® Fund
Account Value		$ 29,210.66	$ 29,210.66	$ 29,210.66	25,734.13	25,077.11	23,036.11	23,112.38	25,067.66	27,161.83	24,195.47	18,849.70	17,637.97	17,101	15,199.53	16,340.07	15,557.53	13,304.99	12,121.9	11,895.87	10,379.44	11,588.07	10,642	10,000
Average Annual Return, Percent		16.47%	11.30%	11.32%
C000048898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Energy AlphaDEX® Fund
Account Value		$ 8,107	$ 8,107	$ 8,107	7,162	7,501	7,379	7,050	5,580	4,253	3,432	2,552	3,409	4,138	5,015	6,443	5,692	5,095	5,941	5,363	4,734	6,141	7,194	10,000
Average Annual Return, Percent		8.08%	14.40%	(2.08%)
C000099060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Mid Cap Value AlphaDEX® Fund
Account Value		$ 21,650	$ 21,650	$ 21,650	19,107	18,716	18,371	16,720	17,118	16,504	13,337	10,078	12,295	12,319	12,137	12,866	12,753	11,612	11,432	10,034	8,453	9,912	9,818	10,000
Average Annual Return, Percent		15.68%	11.94%	8.03%
Nasdaq AlphaDEX Mid Cap CoreTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Mid Cap CoreTM Index
Average Annual Return, Percent	[1]	17.03%	12.77%
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
Account Value		$ 26,499	$ 26,499	$ 26,499	23,188	22,963	22,125	20,780	21,619	22,035	18,955	14,991	16,001	15,543	14,382	15,421	15,064	13,470	12,809	11,745	9,840	11,129	10,547	10,000
Average Annual Return, Percent		15.41%	11.26%	10.24%
Russell 3000 C000047996 Index [Member]
Account Value [Line Items]
Account Value					28,588
Nasdaq AlphaDEX Mid Cap GrowthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Mid Cap GrowthTM Index
Average Annual Return, Percent	[2]	15.88%	11.52%
S And P MidCap 400 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Growth Index
Account Value		$ 27,485	$ 27,485	$ 27,485	23,525	23,037	21,526	20,979	22,223	23,641	21,243	17,087	16,783	16,216	14,704	15,926	15,655	13,687	12,754	12,036	10,265	11,650	10,745	10,000
Average Annual Return, Percent		19.31%	11.13%	10.64%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,705	$ 32,705	$ 32,705	28,587	27,013	23,994	23,979	26,150	25,882	22,012	18,657	18,270	16,819	15,158	15,711	15,509	13,498	12,391	11,623	10,180	11,128	10,438	10,000
Average Annual Return, Percent		21.07%	14.23%	12.58%
Russell 3000 C000099059 Index [Member]
Account Value [Line Items]
Account Value					28,588	27,012	23,992	23,978	26,151		22,014	18,658	18,272	16,820	15,159
Russell 3000 C000099062 Index [Member]
Account Value [Line Items]
Account Value					28,588
Nasdaq AlphaDEX Small Cap ValueTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Small Cap ValueTM Index
Average Annual Return, Percent	[3]	18.74%	13.55%
S And P SmallCap 600 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600® Value Index
Account Value		$ 23,542	$ 23,542	$ 23,542	20,937	21,445	21,557	20,181	20,711	20,647	17,569	12,477	15,085	14,909	14,537	16,290	15,032	13,494	13,141	11,572	9,523	10,622	10,274	10,000
Average Annual Return, Percent		9.79%	9.57%	8.94%
Nasdaq AlphaDEX Small Cap CoreTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Small Cap CoreTM Index
Average Annual Return, Percent	[4]	15.27%	12.08%
S And P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600® Index
Account Value		$ 25,868	$ 25,868	$ 25,868	22,589	22,671	22,187	21,537	22,397	22,967	20,237	14,632	16,428	16,021	15,419	17,181	15,615	13,960	13,397	11,864	9,972	11,198	10,463	10,000
Average Annual Return, Percent		14.10%	10.05%	9.97%
Russell 3000 C000047997 Index [Member]
Account Value [Line Items]
Account Value					28,588
Russell 3000 C000048000 Index [Member]
Account Value [Line Items]
Account Value					28,588
Nasdaq AlphaDEX Multi Cap ValueTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Multi Cap ValueTM Index
Average Annual Return, Percent	[5]	15.59%	12.22%
S And P Composite 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500® Index
Account Value		$ 33,623	$ 33,623	$ 33,623	29,301	27,654	24,551	24,541	26,530	25,763	21,672	18,735	18,449	16,968	15,300	15,851	15,682	13,629	12,501	11,748	10,315	11,125	10,447	10,000
Average Annual Return, Percent		21.57%	14.65%	12.89%
StrataQuant Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		StrataQuant® Industrials Index
Account Value		$ 29,073	$ 29,073	$ 29,073	25,468	24,211	22,042	20,668	22,091	22,615	18,619	14,664	16,256	15,545	13,932	14,912	15,058	12,601	11,953	10,169	8,479	10,188	10,068	10,000
Average Annual Return, Percent		20.06%	13.34%	11.26%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Account Value		$ 33,519	$ 33,519	$ 33,519	29,326	27,588	24,391	24,425	26,668	26,225	22,166	19,009	18,496	16,967	15,237	15,710	15,576	13,522	12,378	11,662	10,246	11,124	10,435	10,000
Average Annual Return, Percent		21.50%	14.59%	12.86%
Russell 1000 C000048901 Index [Member]
Account Value [Line Items]
Account Value					29,324				26,670	26,227			18,497	16,968
Russell 1000 C000048904 Index [Member]
Account Value [Line Items]
Account Value					29,324				26,670	26,227			18,497	16,968
StrataQuant Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		StrataQuant® Utilities Index
Account Value		$ 21,957	$ 21,957	$ 21,957	18,724	19,802	20,151	20,291	18,774	17,710	15,802	15,314	16,094	15,351	14,581	13,667	13,009	13,720	13,302	13,158	10,795	10,644	11,320	10,000
Average Annual Return, Percent		10.90%	7.42%	8.18%
S and P SmallCap 600 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600® Growth Index
Account Value		$ 27,946	$ 27,946	$ 27,946	23,990	23,626	22,540	22,701	23,939	25,276	23,085	16,952	17,868	17,224	16,356	18,095	16,186	14,415	13,646	12,165	10,427	11,779	10,648	10,000
Average Annual Return, Percent		18.30%	10.16%	10.82%
Nasdaq AlphaDEX Small Cap GrowthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Small Cap GrowthTM Index
Average Annual Return, Percent	[6]	12.73%	9.97%
Russell 3000 C000099061 Index [Member]
Account Value [Line Items]
Account Value					28,588
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 34,403	$ 34,403	$ 34,403	29,978	28,167	24,814	24,923	27,036	26,138	21,930	19,156	18,703	17,110	15,369	15,842	15,732	13,629	12,446	11,746	10,368	11,121	10,437	10,000
Average Annual Return, Percent		22.15%	15.00%	13.15%
Nasdaq AlphaDEX Large Cap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Large Cap GrowthTM Index
Average Annual Return, Percent	[7]	19.64%	12.85%
S And P 500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Growth Index
Account Value		$ 40,311	$ 40,311	$ 40,311	34,013	31,761	26,849	29,407	32,996	32,361	27,140	23,603	20,905	18,951	16,762	17,297	16,714	14,223	12,597	12,159	10,865	11,549	10,662	10,000
Average Annual Return, Percent		26.92%	16.30%	14.96%
StrataQuant Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		StrataQuant® Financials Index
Account Value		$ 31,061	$ 31,061	$ 31,061	26,481	24,642	26,535	23,739	26,144	24,205	19,272	13,971	17,427	16,821	15,387	16,219	16,131	14,502	13,301	11,621	10,188	11,520	10,464	10,000
Average Annual Return, Percent		26.05%	13.05%	12.00%
Nasdaq AlphaDEX Large Cap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Large Cap ValueTM Index
Average Annual Return, Percent	[8]	13.52%	11.04%
S And P 500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Value Index
Account Value		$ 27,316	$ 27,316	$ 27,316	24,724	23,391	21,579	19,967	20,936	19,971	16,769	14,720	16,366	15,131	13,834	14,238	14,575	12,893	12,211	11,276	9,828	10,660	10,194	10,000
Average Annual Return, Percent		16.78%	12.54%	10.57%
StrataQuant Consumer Staples Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		StrataQuant® Consumer Staples Index
Account Value		$ 21,981	$ 21,981	$ 21,981	20,385	20,860	20,369	20,162	19,388	17,468	16,092	14,858	14,366	13,599	13,206	13,400	14,396	13,233	12,770	13,598	11,886	12,379	11,339	10,000
Average Annual Return, Percent		5.37%	10.08%	8.19%
StrataQuant Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		StrataQuant® Health Care Index
Account Value		$ 22,074	$ 22,074	$ 22,074	20,611	21,312	22,402	21,538	21,855	24,053	21,322	18,663	16,139	15,098	14,473	14,832	14,268	12,837	11,381	11,735	10,191	13,197	11,554	10,000
Average Annual Return, Percent		3.58%	7.89%	8.24%
StrataQuant Materials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		StrataQuant® Materials Index
Account Value		$ 25,694	$ 25,694	$ 25,694	25,022	25,472	26,006	22,539	21,189	20,648	16,805	12,499	12,713	13,029	12,500	14,390	14,935	12,620	12,202	10,995	8,264	9,624	9,308	10,000
Average Annual Return, Percent		0.85%	14.54%	9.90%
Standard And Poor s 500 C000047999 Index [Member]
Account Value [Line Items]
Account Value						28,166	24,813		27,033
Russell 1000 C000048899 Index [Member]
Account Value [Line Items]
Account Value					29,324	27,586			26,670	26,227			18,497	16,968
Russell 1000 C000048902 Index [Member]
Account Value [Line Items]
Account Value					29,324				26,670	26,227			18,497	16,968
StrataQuant Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		StrataQuant® Energy Index
Account Value		$ 8,581	$ 8,581	$ 8,581	7,556	7,892	7,730	7,375	5,813	4,409	3,546	2,622	3,507	4,238	5,117	6,570	5,784	5,155	5,989	5,385	4,746	6,155	7,204	10,000
Average Annual Return, Percent		8.74%	15.16%	(1.52%)
Nasdaq AlphaDEX Large Cap CoreTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Large Cap CoreTM Index
Average Annual Return, Percent	[9]	16.61%	12.21%
Standard And Poor s 500 C000047998 Index [Member]
Account Value [Line Items]
Account Value					29,977	28,166	24,812		27,029	26,130	21,923	19,152	18,699	17,107	15,367
Russell 3000 C000048001 Index [Member]
Account Value [Line Items]
Account Value		$ 32,705.07	$ 32,705.07	$ 32,705.07	28,588.2	27,012.52	23,994.09	23,979.32	26,149.86	25,882.02	22,012.4	18,657.05	18,270.34	16,818.82	15,158.28	15,711.19	15,508.82	13,498.45	12,391.23	11,623.06	10,179.66	11,128.41	10,438.17
S And P Composite 1500 C000048001 Index [Member]
Account Value [Line Items]
Account Value		$ 33,623.22	33,623.22	33,623.22	29,301.28	27,655.76	24,552.35	24,542.53	26,532.46	25,764.68	21,674.67	18,735.13	18,449.16	16,969.43	15,301.56	15,853.25	15,682.31	13,628.5	12,500.92	11,747.88	10,315.11	11,125.01
Russell 1000 C000048898 Index [Member]
Account Value [Line Items]
Account Value					29,324	27,586			26,670	26,227			18,497	16,968
StrataQuant Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		StrataQuant Technology® Index
Account Value		$ 46,795	$ 46,795	$ 46,795	45,015	41,321	34,815	35,613	39,929	42,482	37,518	30,048	24,553	23,066	19,537	18,660	18,255	14,763	12,811	11,264	9,706	11,143	10,592	10,000
Average Annual Return, Percent		13.24%	15.20%	16.69%
Nasdaq AlphaDEX Mid Cap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Mid Cap ValueTM Index
Average Annual Return, Percent	[10]	16.61%	12.80%
S And P MidCap 400 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Value Index
Account Value		$ 24,686	$ 24,686	$ 24,686	22,141	22,165	22,055	19,976	20,434	19,988	16,474	12,745	15,052	14,716	13,910	14,749	14,314	13,110	12,752	11,409	9,389	10,583	10,330	10,000
Average Annual Return, Percent		11.37%	10.90%	9.46%
Russell 1000 C000048897 Index [Member]
Account Value [Line Items]
Account Value					29,324	27,586			26,670	26,227			18,497	16,968
Russell 1000 C000048900 Index [Member]
Account Value [Line Items]
Account Value					29,324	27,586			26,670	26,227			18,497	16,968
Russell 1000 C000048903 Index [Member]
Account Value [Line Items]
Account Value					29,324	27,586			26,670	26,227			18,497	16,968
Russell 3000 C000099060 Index [Member]
Account Value [Line Items]
Account Value					28,589	27,014	23,995	23,981	26,154	25,886	22,017	18,662	18,274	16,822	15,161
Nasdaq US 600 Mid CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq US 600 Mid CapTM Index
Average Annual Return, Percent	[1]	13.28%	9.51%
Nasdaq US 600 Mid Cap GrowthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq US 600 Mid Cap GrowthTM Index
Average Annual Return, Percent	[2]	12.26%	7.87%
Nasdaq US 700 Small Cap ValueTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq US 700 Small Cap ValueTM Index
Average Annual Return, Percent	[3]	11.87%	10.91%
Nasdaq US 700 Small CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq US 700 Small CapTM Index
Average Annual Return, Percent	[4]	11.97%	9.70%
Nasdaq US Multi Cap ValueTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq US Multi Cap ValueTM Index
Average Annual Return, Percent	[5]	16.88%	12.50%
S And P Composite 1500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500® Value Index
Account Value		$ 27,058	$ 27,058	$ 27,058	24,461	23,267	21,609	19,972	20,900	19,993	16,772	14,519	16,233	15,091	13,854	14,333	14,568	12,925	12,278	11,294	9,784	10,652	10,207	10,000
Average Annual Return, Percent		16.29%	12.39%	10.47%
S And P 500 Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Industrials Index
Account Value		$ 29,392	$ 29,392	$ 29,392	25,775	24,957	22,830	21,219	22,187	22,579	18,401	15,420	17,235	16,352	14,910	15,786	16,251	13,971	12,931	11,809	10,112	10,691	10,607	10,000
Average Annual Return, Percent		17.77%	12.44%	11.38%
Russell 1000 Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Industrials Index
Account Value		$ 27,272	$ 27,272	$ 27,272	24,328	23,081	21,455	20,357	22,217	23,418	19,111	15,970	17,785	16,911	15,281	16,116	16,492	14,031	12,931	11,708	10,060	10,772	10,591	10,000
Average Annual Return, Percent		18.15%	10.03%	10.55%
S And P 500 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Utilities Index
Account Value		$ 24,812	$ 24,812	$ 24,812	20,591	22,085	22,394	23,605	21,764	20,424	18,946	18,232	20,296	17,226	15,576	14,783	14,023	14,376	13,066	13,600	11,644	11,047	11,938	10,000
Average Annual Return, Percent		12.36%	7.57%	9.51%
Russell 1000 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Utilities Index
Account Value		$ 22,538	$ 22,538	$ 22,538	18,679	19,614	19,744	20,759	19,200	18,122	16,580	15,692	17,377	15,190	13,849	13,238	13,146	13,088	12,561	12,973	11,017	10,406	10,741	10,000
Average Annual Return, Percent		14.93%	8.21%	8.47%
Nasdaq US 700 Small Cap GrowthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq US 700 Small Cap GrowthTM Index
Average Annual Return, Percent	[6]	12.04%	8.17%
Nasdaq US 500 Large Cap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq US 500 Large Cap GrowthTM Index
Average Annual Return, Percent	[7]	25.18%	16.49%
StrataQuant Consumer Discretionary Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		StrataQuant® Consumer Discretionary Index
Account Value		$ 21,853	$ 21,853	$ 21,853	20,596	20,398	19,421	17,325	19,944	21,127	18,011	13,540	14,741	14,543	13,572	14,011	14,425	12,195	11,570	11,529	10,232	11,734	10,815	10,000
Average Annual Return, Percent		7.13%	8.48%	8.13%
S and P 500 Consumer Discretionary Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Consumer Discretionary Index
Account Value		$ 32,691	$ 32,691	$ 32,691	29,365	29,138	24,587	27,123	30,662	30,236	27,395	23,924	20,601	19,682	17,640	18,012	17,343	14,585	13,445	12,805	11,543	12,368	10,710	10,000
Average Annual Return, Percent		12.21%	10.69%	12.58%
Russell 1000 Consumer Discretionary Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Consumer Discretionary Index
Account Value		$ 32,615	$ 32,615	$ 32,615	29,383	28,569	25,067	26,152	30,170	30,953	28,377	22,934	20,115	19,031	16,921	17,109	16,803	14,130	12,938	12,414	11,115	12,075	10,682	10,000
Average Annual Return, Percent		14.19%	11.38%	12.55%
S and P 500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Financials Index
Account Value		$ 29,533	$ 29,533	$ 29,533	25,947	23,418	23,999	21,871	25,113	23,259	18,276	14,985	18,418	17,187	15,574	16,612	17,518	14,640	13,497	11,009	9,995	11,440	10,367	10,000
Average Annual Return, Percent		26.11%	11.44%	11.44%
Nasdaq US 500 Large CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq US 500 Large CapTM Index
Average Annual Return, Percent	[9]	22.34%	14.90%
Nasdaq US 500 Large Cap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq US 500 Large Cap ValueTM Index
Average Annual Return, Percent	[8]	17.27%	12.68%
S And P 500 Consumer Staples Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Consumer Staples Index
Account Value		$ 24,758	$ 24,758	$ 24,758	22,632	22,940	21,983	21,767	22,012	20,261	17,840	17,141	17,047	15,850	14,002	13,826	14,758	13,908	13,011	13,322	12,225	11,929	11,269	10,000
Average Annual Return, Percent		7.93%	9.33%	9.49%
Russell 1000 Consumer Staples Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Consumer Staples Index
Account Value		$ 21,952	$ 21,952	$ 21,952	20,596	21,319	20,453	20,210	20,412	18,510	16,432	15,766	15,968	14,799	13,529	13,439	14,409	13,971	13,205	13,478	12,336	12,092	11,236	10,000
Average Annual Return, Percent		2.97%	8.20%	8.18%
S And P 500 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Health Care Index
Account Value		$ 29,292	$ 29,292	$ 29,292	27,266	25,810	25,449	25,050	24,663	24,604	21,267	19,323	17,982	16,270	16,041	15,602	15,327	13,769	12,036	12,749	11,179	12,747	11,456	10,000
Average Annual Return, Percent		13.48%	12.48%	11.35%
Russell 1000 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Health Care Index
Account Value		$ 29,245	$ 29,245	$ 29,245	27,184	25,870	25,463	25,077	24,839	25,449	22,209	19,962	18,188	16,581	16,185	15,753	15,357	13,818	12,097	12,744	11,131	12,928	11,522	10,000
Average Annual Return, Percent		13.05%	12.02%	11.33%
Russell 1000 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Financials Index
Account Value		$ 34,769	$ 34,769	$ 34,769	29,658	26,743	26,978	24,645	28,133	25,934	20,568	16,970	19,434	18,052	15,920	16,439	16,668	14,359	13,137	11,434	10,280	11,595	10,517	10,000
Average Annual Return, Percent		30.01%	14.01%	13.27%
S And P 500 Materials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Materials Index
Account Value		$ 23,262	$ 23,262	$ 23,262	20,583	21,198	20,735	18,900	20,205	19,907	16,633	14,066	13,243	13,235	11,951	13,254	13,832	11,894	11,222	10,381	8,220	9,576	9,843	10,000
Average Annual Return, Percent		9.71%	11.94%	8.81%
Russell 1000 Basic Materials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Basic Materials Index
Account Value		$ 23,812	$ 23,812	$ 23,812	21,660	22,172	21,951	19,345	20,221	20,476	16,770	14,527	13,805	13,745	12,442	13,837	14,365	12,408	11,726	10,779	8,478	9,709	9,816	10,000
Average Annual Return, Percent		7.37%	11.61%	9.06%
Nasdaq AlphaDEX Multi Cap GrowthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Multi Cap GrowthTM Index
Average Annual Return, Percent	[11]	17.24%	12.04%
Nasdaq US Multi Cap GrowthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq US Multi Cap GrowthTM Index
Average Annual Return, Percent	[11]	24.05%	15.61%
S And P Composite 1500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500® Growth Index
Account Value		$ 39,079.07	$ 39,079.07	$ 39,079.07	33,028.88	30,960.70	26,394.46	28,655.37	32,002.87	31,567.24	26,618.81	22,959.12	20,535.89	18,718.34	16,608.99	17,227.46	16,628.82	14,195.68	12,643.11	12,153.33	10,809.69	11,567.35	10,670	10,000.00
Average Annual Return, Percent		26.23%	15.86%	14.60%
S And P 500 Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Energy Index
Account Value		$ 14,607	$ 14,607	$ 14,607	12,847	13,261	13,434	11,406	9,391	6,812	5,292	4,716	6,837	7,640	7,640	9,095	8,716	7,597	8,176	7,583	6,458	7,431	8,036	10,000
Average Annual Return, Percent		10.15%	13.84%	3.86%
Russell 1000 Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Energy Index
Account Value		$ 13,574	$ 13,574	$ 13,574	11,894	12,383	12,588	10,923	8,856	6,616	5,203	4,500	6,443	7,210	7,302	8,748	8,307	7,243	7,864	7,277	6,232	7,325	7,925	10,000
Average Annual Return, Percent		9.61%	13.49%	3.10%
S And P 500 Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Information Technology Index
Account Value		$ 75,113	$ 75,113	$ 75,113	62,183	55,561	41,433	43,802	49,149	46,358	38,875	33,105	28,348	23,832	19,405	20,594	19,583	16,029	13,684	12,380	10,955	11,278	10,449	10,000
Average Annual Return, Percent		35.20%	25.81%	22.34%
Russell 1000 Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Technology Index
Account Value		$ 70,686	$ 70,686	$ 70,686	$ 58,822	$ 52,596	$ 37,581	$ 40,769	$ 47,862	$ 46,257	$ 38,075	$ 31,849	$ 26,836	$ 22,750	$ 19,087	$ 19,988	$ 19,040	$ 15,639	$ 13,431	$ 12,092	$ 10,628	$ 11,080	$ 10,385	$ 10,000
Average Annual Return, Percent		34.40%	25.45%	21.60%
Nasdaq US 600 Mid Cap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq US 600 Mid Cap ValueTM Index
Average Annual Return, Percent	[10]	14.37%	10.14%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[3]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[4]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[5]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[6]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[7]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[8]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[9]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[10]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[11]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.